Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying unaudited financial statements have been prepared in accordance with the instructions for Article 10 of Regulation S-X. Accordingly, they do not include all of the information required by accounting principles generally accepted in the United States. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These unaudited financial statements should be read in conjunction with the Partnership’s audited December 31, 2014 financial statements. Operating results for the three and six months ended June 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.
Basis of Presentation The accompanying financial statements of the Partnership have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).
Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. The fair market value of cash and cash equivalents approximates their carrying value. Cash balances may at times exceed federal depository insurance limits.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. The fair market value of cash and cash equivalents approximates their carrying value. Cash balances may at times exceed federal depository insurance limits.

Deferred Charges, Policy [Policy Text Block]
Offering Costs

Offering costs will be deferred and recorded as deferred offering costs until the commencement of the Partnership’s offering.  Upon commencement of the Partnership’s offering these costs will be recorded as a reduction to Partners’ equity.

Offering Costs

Offering costs will be deferred and recorded as deferred offering costs until the commencement of the Partnership’s offering.  Upon commencement of the Partnership’s offering these costs will be recorded as a reduction to Partners’ equity.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the US requires the Partnership to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

Oil and Gas Properties Policy [Policy Text Block]
Oil and Gas Properties

The Partnership will use the successful efforts method of accounting for oil and gas costs associated with property acquisitions and exploration and development activities. Costs to acquire leaseholds and mineral interests in crude oil and natural gas properties will be capitalized when incurred. Drilling costs of successful wells and developmental dry holes will be capitalized and amortized. The costs of exploratory wells will be initially capitalized, but expensed if and when the well is determined to be nonproducing. Geological and geophysical costs, production costs, and general company overhead will all be expensed as incurred. Capitalized costs will be amortized using the unit-of-production method based on proved oil and natural gas reserves for leasehold costs and proven developed oil and natural gas reserves for exploration and development costs. Unproven oil and natural gas leasehold costs will be assessed for impairment at the property level on a quarterly basis or when events and circumstances indicate the carrying amount may not be recoverable. Capitalized costs related to proven properties will be assessed for impairment quarterly or when events or circumstances indicate the carrying value may not be recoverable. The impairment assessment for proven properties will be based on a logical asset grouping of wells within a producing field or geological formation. These assessments will utilize estimates of future discounted net cash flows. Significant judgments and assumptions in these assessments will include estimates of future oil, natural gas liquids, and natural gas prices, projected drilling plans and expected capital costs. The value of cash flows associated with probable and possible reserves will be risk adjusted.

Income Tax, Policy [Policy Text Block]
Income Tax

The Partnership is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns will be subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Standard

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting pronouncement related to revenue recognition, which amends the former guidance and provides a single, comprehensive revenue recognition model for all contracts with customers. This standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The entity will recognize revenue to reflect the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is not permitted.  The Partnership is currently evaluating the impact of this pronouncement.